ORGANIZATION AND BUSINESS BACKGROUND (Tables)	6 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities [Table Text Block]
The carrying amounts and classifications of the assets and liabilities of the VIE are as follows:

	June 30,	December 31,
	2017	2017
	(Audited)	(Unaudited)

Current assets	$14,331	$19,150
Non-current assets	239	331
Total assets	14,570	19,481

Current liabilities	$14,178	$17,342
Total liabilities	14,178	17,342

	Six months ended December 31,
	2016	2017
	(Unaudited)	(Unaudited)

Revenue	$720	$12,108
Cost of revenue	606	10,057
Net (loss) profit	(209)	1,712
Net cash provided by (used in) operating activities	7,258	(5,445)
Net cash used in investing activities	-	-
Net cash provided by financing activities	$-	$-